Commitments And Contingencies (Environmental Remediation Liability Composed) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Utility-owned natural gas compressor site near Hinkley, California	$ 190	[1]	$ 226	[1]
Utility Owned Natural Gas Compressor Site Near Topock Arizona	264	[1]	239	[1]
Utility-owned generation facilities (other than for fossil fuel-fired), other facilities, and third-party disposal sites	160		158
Former MGP sites owned by the Utility or third parties	184		181
Fossil fuel-fired generation facilities and sites	102		106
Total environmental remediation liability	$ 900		$ 910

[1]	See "Natural Gas Compressr Site" below.